VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—46.9%
U.S. Treasury Bonds 2.375%, 5/15/51	$ 8,543	$ 9,117
U.S. Treasury Notes
1.750%, 5/31/22	5,945	6,012
1.375%, 6/30/23	14,053	14,334
0.125%, 12/15/23	1,255	1,249
0.500%, 3/31/25	2,775	2,760
0.250%, 9/30/25	6,525	6,385
0.875%, 6/30/26	2,619	2,610
1.250%, 8/15/31	10,310	10,060
Total U.S. Government Securities (Identified Cost $52,917)		52,527

Mortgage-Backed Securities—21.9%
Agency—15.6%
Federal Home Loan Mortgage Corp.
Pool #G60019 4.500%, 3/1/44	166	186
Pool #Q35611 4.000%, 9/1/45	400	438
Pool #V81992 4.000%, 10/1/45	236	258
Pool #Q42921 3.500%, 9/1/46	539	578
Pool #Q52135 3.500%, 11/1/47	773	826
Pool #ZM5226 3.500%, 12/1/47	468	507
Pool #Q53881 4.500%, 1/1/48	375	414
Pool #Q61680 4.000%, 2/1/49	369	400
Pool #QA3079 3.500%, 10/1/49	264	286
Pool #QA4766 3.500%, 11/1/49	472	513
Pool #SD0164 3.500%, 12/1/49	429	461
Pool #QA9935 3.000%, 6/1/50	225	236
Pool #QC2300 3.000%, 5/1/51	283	301
Pool #QC2692 3.000%, 6/1/51	297	314
Pool #QC2749 3.000%, 6/1/51	448	472
Pool #QC2869 3.000%, 6/1/51	632	674
Pool #QC4721 3.000%, 7/1/51	713	761
Pool #QC5404 3.500%, 8/1/51	100	107
Pool #QC6249 3.500%, 9/1/51	330	352
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	513	548
	Par Value	Value

Agency—continued
Pool #MA2341 4.500%, 6/1/45	$ 15	$ 16
Pool #BE5050 4.000%, 9/1/45	410	453
Pool #BA4799 4.000%, 2/1/46	152	167
Pool #BJ8599 3.500%, 4/1/48	82	88
Pool #BK6111 4.000%, 7/1/48	580	626
Pool #BN4542 4.500%, 2/1/49	96	104
Pool #BO1345 3.500%, 8/1/49	391	419
Pool #BO3024 3.500%, 10/1/49	236	257
Pool #BO5325 3.000%, 11/1/49	171	179
Pool #BO4386 3.500%, 11/1/49	269	285
Pool #BO8894 3.000%, 12/1/49	289	306
Pool #CA5122 3.000%, 2/1/50	535	567
Pool #FM3181 4.000%, 4/1/50	156	172
Pool #BP5431 3.000%, 6/1/50	122	129
Pool #BP5432 3.000%, 6/1/50	334	352
Pool #BR9135 3.000%, 5/1/51	402	426
Pool #FM7290 3.000%, 5/1/51	801	849
Pool #BT0907 3.000%, 6/1/51	243	258
Pool #BT1809 3.000%, 6/1/51	1,214	1,284
Pool #BT2849 3.000%, 6/1/51	547	581
Pool #BT3321 3.000%, 6/1/51	281	297
Pool #CB0867 3.500%, 6/1/51	95	101
Pool #FM7984 3.500%, 6/1/51	865	920
		17,468

Non-Agency—6.3%
BB-UBS Trust
2012-SHOW, A 144A 3.430%, 11/5/36(1)	200	211
2012-SHOW, B 144A 3.882%, 11/5/36(1)	605	636
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	100	107
	Par Value	Value

Non-Agency—continued
Century Plaza Towers 2019-CPT, B 144A 3.097%, 11/13/39(1)(2)	$ 635	$ 667
CF Hippolyta LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	346	351
2020-1, B1 144A 2.280%, 7/15/60(1)	256	260
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	435	492
2012-BWTR, A 144A 2.954%, 11/5/34(1)	695	705
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 1.004%, 7/15/25(1)(2)	167	167
JPMBB Commercial Mortgage Securities Trust 2013-C15, A4 4.096%, 11/15/45	446	468
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	260	265
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(1)	670	713
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(1)	360	370
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(1)	585	605
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(1)	190	196
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.234%, 2/15/40(1)(2)	332	334
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	505	515
		7,062

Total Mortgage-Backed Securities (Identified Cost $23,935)		24,530

See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—5.0%
Credit Card—2.1%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 0.676%, 5/15/28(2)	$ 1,075	$ 1,067
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.854%, 5/14/29(2)	1,305	1,332
		2,399

Other—2.9%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	258	267
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	357	373
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	680	722
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(1)	440	439
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(1)	375	375
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	675	671
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(1)	361	381
		3,228

Total Asset-Backed Securities (Identified Cost $5,528)		5,627

Corporate Bonds and Notes—25.0%
Communication Services—1.8%
AT&T, Inc.
2.250%, 2/1/32	325	316
3.300%, 2/1/52	301	292
3.500%, 9/15/53	587	581
Verizon Communications, Inc. 3.400%, 3/22/41	184	192
ViacomCBS, Inc.
4.200%, 5/19/32	261	299
4.950%, 5/19/50(3)	295	369
		2,049

	Par Value	Value

Consumer Discretionary—1.2%
Hyatt Hotels Corp. 1.800%, 10/1/24	$ 203	$ 204
Kohl’s Corp. 3.375%, 5/1/31	341	351
Marriott International, Inc.
Series GG 3.500%, 10/15/32	453	481
Series HH 2.850%, 4/15/31	254	257
		1,293

Consumer Staples—1.3%
Coca-Cola Co. (The) 1.000%, 3/15/28	539	520
Kroger Co. (The) 3.950%, 1/15/50	363	412
Mars, Inc. 144A 2.450%, 7/16/50(1)	550	503
		1,435

Energy—2.5%
Boardwalk Pipelines LP 4.450%, 7/15/27	151	170
HollyFrontier Corp. 4.500%, 10/1/30	492	536
Marathon Petroleum Corp. 4.500%, 5/1/23	476	503
Pioneer Natural Resources Co. 1.900%, 8/15/30	762	729
Plains All American Pipeline LP 3.800%, 9/15/30	633	676
Shell International Finance B.V. 2.375%, 4/6/25	218	228
		2,842

Financials—8.6%
Avolon Holdings Funding Ltd.
144A 2.125%, 2/21/26(1)	649	642
144A 4.250%, 4/15/26(1)	272	293
Bank of America Corp. 2.087%, 6/14/29	296	296
Chubb INA Holdings, Inc. 1.375%, 9/15/30	522	494
Citigroup, Inc. 3.980%, 3/20/30	437	491
General Motors Financial Co., Inc.
2.750%, 6/20/25	673	704
3.600%, 6/21/30	576	618
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	707	704
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	296	309
	Par Value	Value

Financials—continued
Hyundai Capital America 144A 2.000%, 6/15/28(1)(3)	$ 345	$ 339
JPMorgan Chase & Co.
3.207%, 4/1/23	318	322
0.824%, 6/1/25	412	412
1.578%, 4/22/27	505	506
Morgan Stanley
0.791%, 1/22/25	472	472
1.593%, 5/4/27	657	659
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	295	337
Old Republic International Corp. 3.850%, 6/11/51	346	374
State Street Corp. 2.200%, 3/3/31	484	483
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 10/15/27	609	682
US Bank NA 2.050%, 1/21/25	500	518
		9,655

Health Care—1.8%
AbbVie, Inc. 4.250%, 11/21/49	477	565
Anthem, Inc. 1.500%, 3/15/26	680	685
Bristol-Myers Squibb Co. 4.250%, 10/26/49	124	154
CommonSpirit Health 4.187%, 10/1/49	182	208
Danaher Corp. 2.600%, 10/1/50	449	428
		2,040

Industrials—2.2%
Boeing Co. (The)
3.625%, 2/1/31	604	647
5.805%, 5/1/50	779	1,038
General Dynamics Corp. 4.250%, 4/1/50	78	99
General Electric Co. 4.350%, 5/1/50	287	347
Honeywell International, Inc. 1.100%, 3/1/27	329	326
		2,457

Information Technology—1.5%
Dell International LLC 6.200%, 7/15/30	212	271
HP, Inc.
3.000%, 6/17/27(3)	349	373
3.400%, 6/17/30	465	495
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Intuit, Inc. 0.950%, 7/15/25	$ 484	$ 483
		1,622

Materials—1.8%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	548	753
LYB International Finance III LLC 3.625%, 4/1/51	219	230
Newmont Corp.
2.250%, 10/1/30	417	415
6.250%, 10/1/39	325	463
Packaging Corporation of America 4.050%, 12/15/49	150	175
		2,036

Real Estate—0.3%
Tanger Properties LP 2.750%, 9/1/31	296	286
Utilities—2.0%
Boardwalk Pipelines LP 3.400%, 2/15/31	188	198
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	279	318
Dominion Energy, Inc. Series C 3.375%, 4/1/30	415	449
Pacific Gas and Electric Co. 2.500%, 2/1/31	313	298
Southern Co. (The) Series A 3.700%, 4/30/30	619	680
	Par Value	Value

Utilities—continued
Transcontinental Gas Pipe Line Co. LLC 3.950%, 5/15/50	$ 297	$ 333
		2,276

Total Corporate Bonds and Notes (Identified Cost $26,323)		27,991

Total Long-Term Investments—98.8% (Identified Cost $108,703)		110,675

	Shares
Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	2,358,429	2,358
Total Short-Term Investment (Identified Cost $2,358)		2,358

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)(5)	1,096,914	1,097
Total Securities Lending Collateral (Identified Cost $1,097)		1,097

TOTAL INVESTMENTS—101.9% (Identified Cost $112,158)		$114,130
Other assets and liabilities, net—(1.9)%		(2,159)
NET ASSETS—100.0%		$111,971
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $11,421 or 10.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$5,627	$—	$5,627
Corporate Bonds and Notes	27,991	—	27,991
Mortgage-Backed Securities	24,530	—	24,530
U.S. Government Securities	52,527	—	52,527
Securities Lending Collateral	1,097	1,097	—
Money Market Mutual Fund	2,358	2,358	—
Total Investments	$114,130	$3,455	$110,675
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX CORE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.